Leases - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 3	$ 5
Maximum
Lessee, Lease, Description [Line Items]
Operating leases, remaining term (up to)			22 years
Finance lease, remaining term (up to)			37 years